11 Recoverable taxes	12 Months Ended
Dec. 31, 2020
Recoverable Taxes
Recoverable taxes
11	Recoverable taxes

The Company records tax credits, when it is entitled to these credits. The Company pays tax on services and sales, known as ICMS, which is a state level value-added tax levied on the sale of goods and the provision of services at each phase of production and sales. In the Brazilian states where the Company operates, and for most of the products in our sales mix, the ICMS tax substitution regime applies. Under the tax substitution regime, the responsibility for paying upfront taxes due on the entire production and sales chain for certain products is primarily that of the manufacturers and, in some cases (depending on the tax system applicable in each state and for each product) can be our responsibility. In the tax substitution regime, the tax is collected on the sale of the products and transferred to the government. The Company records the taxes paid upfront under the tax substitution regime in accordance with the accrual basis in the cost of goods sold. PIS (Programa de Integração Social) and COFINS (Contribuição para o Financiamento da Seguridade Social) (federal taxes on gross revenues) is recognized as a credit in the same account at which the credits are calculated.

The estimate of future recoverability of these tax credits is made based on growth projections, operational matters and the consumption of the credits in the operation.

		As of December 31,
	Notes	2020	2019

State tax credits – ICMS	11.1	1,311	1,189
Social Integration Program and Contribution for Social Security Financing - PIS/COFINS		141	353
Social Security Contribution - INSS	11.3	36	27
Income tax and social contribution		144	410
Other		2	25
Other recoverable taxes - Éxito Group		—	77
Total		1,634	2,081
Current		768	1,119
Non-current		866	962

11.1	ICMS - State VAT tax credits

Since 2008, the Brazilian States have been substantially amending their local laws aiming at implementing and broadening the ICMS tax replacement system. The referred system implies the prepayment of ICMS throughout the commercial chain, upon goods outflow from a manufacturer or importer or their inflow into the State. The expansion of such system to a wider range of products traded at retail is based on the assumption that the trading cycle of these products will end in the State, such that ICMS is fully owed to such State.

To supply its stores, the Company maintains distribution centers strategically located in certain states and the Federal District, which receive goods with the ICMS of the entire commercial chain already prepaid (by force of tax replacement) by suppliers or the Company and its subsidiaries, and then, goods are sent to locations in other States. This interstate remittance entitles the Company to a refund reimbursement of prepaid ICMS, the ICMS of commercial chain paid upon acquisition is converted into a tax credit to be refunded, pursuant to each State’s laws.

The refund process requires evidence through tax documents and digital files of transactions made, entitling the Company to such a refund. Only after ratification by State tax authorities and/or the compliance with specific ancillary obligations aiming to support such evidence that credits can be used by the Company, which occur in periods after these are generated.

Since the number of items traded at the retail subject to tax replacement has been continuously increasing, the tax credit to be refunded by the Company has also grown. The Company has been realizing referred credits with authorization for immediate offset with those credits due in view of its operations, through the special regime, also other procedures regulated by state rules.

With respect to credits that cannot yet be immediately offset, the Company's Management, based on a technical recovery study, based on the future expectation of growth and consequent compensation with taxes payable arising from its operations, believes that its future compensation is viable. The studies mentioned are prepared and periodically reviewed based on information extracted from the strategic planning previously approved by the Company's Board of Directors. For the financial statements as of December 31, 2020, the Company's management has monitoring controls over adherence to the annually established plan, reassessing and including new elements that contribute to the realization of the ICMS balance to be recovered, as shown in the table below.

Year	Amounts
In 1 year	470
From 1 to 2 years	343
From 2 to 3 years	349
From 3 to 4 years	86
From 4 to 5 years	14
More than 5 years	49
Total	1,311

11.2	PIS and COFINS credit

On May 15, 2017, the Federal Supreme Court (“STF”) recognized the unconstitutionality of the inclusion of ICMS in the PIS and COFINS calculation base, pending only the appreciation of the Declaration Embargoes filed by the National Treasury requesting modulating the effects of the decision. In this context, the Company filed a judicial measure, aiming to ensure its right to the recognition and compensation of PIS and COFINS credits improperly collected. A final, unappealable decision in the Company’s favor was rendered in September, 2019. With the favorable outcome of the matter, the Company recorded the credit in the accounts, which is subject to reliable measurement. This credit was enabled by the Federal Revenue of Brazil and is being monetized under the terms of the applicable legislation.

Currently, the Company, based on the favorable judgment of the STF, has been recognizing the exclusion of ICMS from the PIS and COFINS calculation basis based on the same assumptions mentioned above. The evidence that leads the Company to conclude on the right to credit for PIS and COFINS includes: i) interpretation of tax legislation; ii) internal and external factors as legal and market interpretations; and iii) accounting evaluation about the matter.

11.3	STF Judgment– INSS and IPI

On August 28, 2020, the STF recognized as constitutional the incidence of social security charges (INSS) on the additional one-third of vacation payment. The Company has been monitoring the progress of these issues involving unconstitutionality in social security contributions, and together with its legal advisors, concluded that the elements to date do not impact the recoverability of the respective credits of INSS credits recorded in the amount of R$11 on December 31, 2020.